Lease (Tables)	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	AS of June 30,
	2025	2024
	USD	USD
Right-of-use assets	1,419,323	547,214

Operating lease liabilities – current	529,395	190,023
Operating lease liabilities – non-current	974,191	335,241
Total operating lease liabilities	1,503,586	525,264

The components of lease expenses were as follows:

	For the years ended June 30,
	2025	2024	2023
	USD	USD	USD
Lease cost
Amortization of right-of-use assets	337,129	196,111	93,078
Interest of operating lease liabilities	43,911	27,051	16,994
Total lease cost	381,040	223,162	110,072

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2025 were as follows:

Weighted average remaining lease term (years):	2.80
Weighted average discount rate:	3.6%

Schedule of Future Minimum Payments Under the Group’s Operating Leases

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30:

Amount
USD
2026	575,329
2027	529,652
2028	444,374
Thereafter	37,477
Total lease payments	1,586,832
Less: imputed interest	(83,246)
Present value of operating lease liabilities	1,503,586